May 5, 2025

VIA EDGAR

Securities & Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	National Variable Annuity Account II
Post-Effective Amendment No. 41 to the Registration
Statement filed on Form N-4 (SEC File Nos. 333-19583; 811-08015)

Ladies and Gentlemen:

On behalf of National Life Insurance Company (the “Company”) and National Variable Annuity Account II (the “Registrant”), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended. We certify that the form of Prospectus and Statement of Additional Information for the variable annuity contracts offered by the Company through the Registrant that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced post-effective amendment (the “Amendment”) to the registration statement on Form N-4 for the Account. The text of that Amendment was filed electronically with the Commission on May 1, 2025.

If you have any questions or would like further information, please contact me. My contact information is below.

Sincerely,

National Variable Annuity Account II

/s/ John Scott Kreighbaum

John Scott Kreighbaum

AVP & Senior Counsel

National Life Insurance Company

P: (214) 722-9012 | E: skreighbaum@nationallife.com